Finance income and charges - Narrative (Details)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
TURKEY
Disclosure of geographical areas [line items]
Movement in Price Index in hyperinflationary economy	16.00%	38.00%
GHANA
Disclosure of geographical areas [line items]
Movement in Price Index in hyperinflationary economy	10.00%	9.00%
Venezuela
Disclosure of geographical areas [line items]
Movement in Price Index in hyperinflationary economy	36.00%	54.00%